Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Other Current Liabilities
	2023	2022

Advisors	€592,809	€62,721
Deferred revenue	37,565	95,459
Holiday bonus	40,059	24,027
Employee stock compensation	283,692	-
Total	€954,125	€182,207